INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENTS
Schedule of information about cost and fair value of available-for-sale investments

Unrealized gains in
accumulated other
		comprehensive	Impact of
December 31, 2020	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	171,189	4,559	(233)	175,515

Unrealized gains in
accumulated other
		comprehensive	Impact of
December 31, 2021	Cost	income	exchange rate	Fair value
	RMB	RMB	RMB	RMB
Available-for-sale investments:
Debt securities	175,468	2,197	(305)	177,360